SCHEDULE II - BALANCE SHEET (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Fixed maturities, available for sale, at fair value (amortized cost: 2014 - $35.0; 2013 - $51.8)	$ 20,634.9	$ 23,204.6
Cash and cash equivalents - unrestricted	611.6	699.0	582.5	436.0
Equity securities at fair value (cost: 2014 - $202.7; 2013 - $65.3)	419.0	223.0
Trading securities	244.9	247.6
Other invested assets	443.6	423.3
Income tax assets, net	758.7	1,147.2
Other assets	337.7	341.7
Total assets	31,184.2	34,780.6
Liabilities:
Notes payable	794.4	856.4
Other liabilities	587.6	590.6
Total liabilities	26,496.0	29,825.4
Commitments and Contingencies
Shareholders' equity:
Accumulated other comprehensive income	825.3	731.8
Retained earnings	128.5	128.4
Total shareholders' equity	4,688.2	4,955.2	5,049.3	4,613.8
Total liabilities and shareholders' equity	$ 31,184.2	$ 34,780.6